Consolidated Statements of Profit or Loss and Other Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 2,830,987	$ 435,115	¥ 2,249,533	¥ 2,445,756
Cost of sales	(2,449,399)	(376,466)	(1,862,017)	(2,081,976)
Gross profit	381,588	58,649	387,516	363,780
Other income, gain and loss	21,171	3,254	11,680	16,410
Net exchange gain (loss)	(3,521)	(541)	2,546	5,793
Selling and distribution costs	(173,800)	(26,713)	(181,911)	(212,273)
Research and development expenses	(57,419)	(8,825)	(84,639)	(51,253)
Administrative expenses	(130,203)	(20,012)	(139,377)	(136,681)
Finance costs	(21,375)	(3,285)	(21,387)	(15,913)
(Loss) profit before taxation	16,441	2,527	(25,572)	(30,137)
Income tax credit (expense)	(7,389)	(1,136)	(352)	1,570
(Loss) profit and total comprehensive (loss) income for the year	9,052	1,391	(25,924)	(28,567)
(Loss) profit and total comprehensive (loss) profit attributable to:
Owners of the Company	¥ 9,052	$ 1,391	¥ (25,924)	¥ (28,567)
(Loss) Earnings per Share
Basic | (per share)	¥ 0.04	$ 0.01	¥ (0.13)	¥ (0.14)
Diluted | (per share)	¥ 0.04	$ 0.01	¥ (0.13)	¥ (0.14)